Financial Debt - Sensitivity analysis (Details) € in Thousands	Jun. 30, 2025 EUR (€)
Discount rate, measurement input [member]
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%
Revenue Projections [member]
Sensitivity analysis recoverable cash advances
Percentage of reasonably possible increase in unobservable input, liabilities	25.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	25.00%
-25% discount rate | -25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Decrease In Revenue Projections And Decrease In Discount Rates.	€ 9,786
-25% discount rate | +0% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To No Change In Revenue Projections And Decrease In Discount Rates.	10,152
-25% discount rate | +25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Increase In Revenue Projections And Decrease In Discount Rates.	10,400
+0% discount rate | -25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Decrease In Revenue Projections And No Change In Discount Rates.	8,947
+0% discount rate | +0% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To No change In Revenue Projections And No change In Discount Rates.	9,385
+0% discount rate | +25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Increase In Revenue Projections And No Change In Discount Rates.	9,687
+25% discount rate | -25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Decrease In Revenue Projections And Increase In Discount Rates.	8,213
+25% discount rate | +0% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To No change In Revenue Projections And Increase In Discount Rates.	8,705
+25% discount rate | +25% revenue | Fair value
Sensitivity analysis recoverable cash advances
Fair Value Of Recoverable Cash Advances Due To Increase In Revenue Projections And Increase In Discount Rates.	€ 9,049